INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of Income (Loss) before Income Taxes

The components of loss before income taxes are as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC	(986,464)	(739,036)	(342,944)
Hong Kong	(876)	(8,280)	(1,751)
Cayman Islands	(87,470)	(54,913)	(13,562)
Taiwan	(2,292)	(1,549)	(1,905)
Canada	(3,335)	(2,449)	(1,561)
Total loss before income taxes	(1,080,437)	(806,227)	(361,723)

Schedule of Income Tax (expense) benefit

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expense	(4,478)	(7,397)	(12,837)
Deferred income tax benefit (expense)	46,037	42,431	(101,220)
Total	41,559	35,034	(114,057)

Schedule of Income Tax Rate Reconciliation

	Year Ended December 31,
	2019	2020	2021
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Impact of different tax rates in other jurisdictions	(2.1)%	(1.8)%	(1.1)%
Research and development bonus deduction	0.8%	2.0%	3.4%
Non-deductible expenses	(1.3)%	(1.6)%	(2.0)%
Preferential tax rates	(10.8)%	(11.2)%	(9.5)%
Change of tax rates	(2.2)%	(2.9)%	(5.5)%
Change in valuation allowance	(5.6)%	(5.2)%	(41.8)%
Actual income tax expense	3.8%	4.3%	(31.5)%

Schedule of Deferred Income Tax Assets

	December 31,
	2020	2021
	RMB	RMB
Deferred income tax assets:
Impairment of long-term investments	11,750	11,750
Tax loss carry forwards	253,796	281,813
Advertising expense	19,805	30,955
Others	3,240	5,326
Total deferred income tax assets	288,591	329,844
Valuation allowance	(146,371)	(288,844)
Deferred income tax assets, net	142,220	41,000
Deferred income tax liabilities:
Valuation appreciation of intangible assets	1,384	1,067
Deferred income tax liabilities*	1,384	1,067

Summary of Valuation Allowance

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	169,543	139,177	146,371
Additions of valuation allowance	63,309	46,755	168,163
Reduction of valuation allowance	(2,553)	(4,643)	(16,940)
Change of tax rates	(71,090)	(30,671)	(8,038)
Change of decrease related to subsidiary disposals and expiration	(20,032)	(4,247)	(712)
Balance at the end of the year	139,177	146,371	288,844